CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development	$ 21,549	$ 22,952	$ 37,281	$ 44,078	$ 86,113	$ 73,187
General and administrative	4,591	5,307	9,139	10,784	19,554	18,068
Total operating expenses	26,140	28,259	46,420	54,862	105,667	91,255
Loss from operations	(26,140)	(28,259)	(46,420)	(54,862)	(105,667)	(91,255)
Other income, net:
Interest and other income	276	1,363	923	2,980	5,060	8,146
Total other income	276	1,363	923	2,980	5,060	8,146
Loss before income tax expense	(25,864)	(26,896)	(45,497)	(51,882)	(100,607)	(83,109)
Income tax benefit (expense)	0	0	0	0	0	0
Net loss	(25,864)	(26,896)	(45,497)	(51,882)	(100,607)	(83,109)
Other comprehensive income (loss):
Unrealized gain (loss) on marketable securities	2	(11)	(26)	(11)	50	(54)
Total other comprehensive income (loss)	2	(11)	(26)	(11)	50	(54)
Total comprehensive loss	$ (25,862)	$ (26,907)	$ (45,523)	$ (51,893)	$ (100,557)	$ (83,163)
Net loss per share attributable to common stockholders - Basic	$ (1.19)	$ (1.93)	$ (2.3)	$ (3.72)	$ (7.22)	$ (6.47)
Net loss per share attributable to common stockholders - Diluted	$ (1.19)	$ (1.93)	$ (2.3)	$ (3.72)	$ (7.22)	$ (6.47)
Weighted-average common shares outstanding - Basic	21,808,064	13,939,366	19,751,933	13,931,419	13,935,769	12,848,484
Weighted-average common shares outstanding - Diluted	21,808,064	13,939,366	19,751,933	13,931,419	13,935,769	12,848,484